Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Acquired		¥ 42,933	¥ 33,370	¥ 34,319
Impairment		0	(2,785)	(30)
Other (net)	[1]	(15,486)	(21,560)	(74,751)
Goodwill, Gross		381,581	354,134	342,324	¥ 382,756
Accumulated impairment losses		(12,956)	(12,956)	(10,171)	(10,141)
Goodwill		368,625	341,178	332,153	372,615
Corporate Financial Services
Goodwill [Line Items]
Acquired		0	0	1,158
Impairment		0	0	(30)
Other (net)	[1]	0	0	0
Goodwill, Gross		56,203	56,203	56,203	55,045
Accumulated impairment losses		(837)	(837)	(837)	(807)
Goodwill		55,366	55,366	55,366	54,238
Maintenance Leasing
Goodwill [Line Items]
Acquired		9,258	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		9,540	282	282	282
Accumulated impairment losses		0	0	0	0
Goodwill		9,540	282	282	282
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	(31)	0
Goodwill, Gross		19,172	19,172	19,203	19,203
Accumulated impairment losses		(8,708)	(8,708)	(8,708)	(8,708)
Goodwill		10,464	10,464	10,495	10,495
Investment and Operation Segment
Goodwill [Line Items]
Acquired		13,517	26,316	29,365
Impairment		0	0	0
Other (net)	[1]	(20,673)	(11,342)	(6,260)
Goodwill, Gross		74,764	81,920	66,946	43,841
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		74,725	81,881	66,907	43,802
Retail
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		15,424	15,424	15,424	15,424
Accumulated impairment losses		0	0	0	0
Goodwill		15,424	15,424	15,424	15,424
Overseas Business Segment
Goodwill [Line Items]
Acquired		20,158	7,054	3,796
Impairment		0	(2,785)	0
Other (net)	[1]	5,187	(10,187)	(68,491)
Goodwill, Gross		206,478	181,133	184,266	248,961
Accumulated impairment losses		(3,372)	(3,372)	(587)	(587)
Goodwill		¥ 203,106	¥ 177,761	¥ 183,679	¥ 248,374

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.